FAIR VALUE MEASUREMENTS - Assets measured on recurring basis (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Assets
Total liabilities	$ 6,558,000
Level 1 to Level 2 transfer	0	$ 0	$ 0	$ 0
Level 2 to Level 1 transfer	0	0	0	0
Transfer into Level 3	0	0	0	0
Transfer out of Level 3	0	0	0	0
Movement in Level 3 liabilities measured at fair value
Balance at beginning of period	93,328,000	$ 0	0
Balance at end of period			93,328,000	0
Level 3
Assets
Total liabilities	6,558,000
Movement in Level 3 assets measured at fair value
Balance at beginning of year	3,000,000
Additions	3,620,000		3,000,000
Changes in fair value	517,000
Balance at end of year	7,137,000		3,000,000
Movement in Level 3 liabilities measured at fair value
Balance at beginning of period	93,328,000
Additions	6,558,000
Changes in fair value	56,576,000
Exercise of private placement warrants	(149,904,000)
Balance at end of period	6,558,000		93,328,000
Recurring
Assets
Total assets	514,453,000		597,753,000	150,209,000
Total liabilities			93,328,000
Recurring | Contingent Consideration
Assets
Total liabilities	6,084,000
Recurring | Subscription Agreement
Assets
Total liabilities	474,000
Recurring | Private Placement Warrants
Assets
Total liabilities			93,328,000
Recurring | Money market funds
Assets
Total assets	180,998,000		407,512,000	40,454,000
Recurring | Commercial paper
Assets
Total assets	159,591,000		119,285,000	19,938,000
Recurring | Corporate bonds
Assets
Total assets	104,755,000		47,959,000	48,010,000
Recurring | Government bonds
Assets
Total assets	36,727,000
Recurring | Assetbacked securities
Assets
Total assets	25,245,000			16,806,000
Recurring | Other investments
Assets
Total assets	7,137,000		3,000,000
Recurring | U.S Treasury securities
Assets
Total assets			19,997,000
Recurring | Repurchase agreements
Assets
Total assets				25,001,000
Recurring | Level 1
Assets
Total assets	180,998,000		427,509,000	40,454,000
Recurring | Level 1 | Money market funds
Assets
Total assets	180,998,000		407,512,000	40,454,000
Recurring | Level 1 | U.S Treasury securities
Assets
Total assets			19,997,000
Recurring | Level 2
Assets
Total assets	326,318,000		167,244,000	109,755,000
Recurring | Level 2 | Commercial paper
Assets
Total assets	159,591,000		119,285,000	19,938,000
Recurring | Level 2 | Corporate bonds
Assets
Total assets	104,755,000		47,959,000	48,010,000
Recurring | Level 2 | Government bonds
Assets
Total assets	36,727,000
Recurring | Level 2 | Assetbacked securities
Assets
Total assets	25,245,000			16,806,000
Recurring | Level 2 | Repurchase agreements
Assets
Total assets				$ 25,001,000
Recurring | Level 3
Assets
Total assets	7,137,000		3,000,000
Total liabilities			93,328,000
Recurring | Level 3 | Contingent Consideration
Assets
Total liabilities	6,084,000
Recurring | Level 3 | Subscription Agreement
Assets
Total liabilities	474,000
Recurring | Level 3 | Private Placement Warrants
Assets
Total liabilities			93,328,000
Recurring | Level 3 | Other investments
Assets
Total assets	$ 7,137,000		$ 3,000,000